Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Nov. 01, 2014	Aug. 02, 2014	Apr. 30, 2016	May 02, 2015	May 03, 2014
Quarterly Financial Information [Line Items]
Sales	$ 876,684	$ 1,413,947	$ 894,654	$ 978,559	$ 910,079	$ 1,440,132	$ 936,544	$ 1,010,353	$ 4,163,844	$ 4,297,108	$ 4,633,345
Gross profit	265,758	491,655	269,786	300,098	299,807	505,784	285,731	334,602	1,327,297	1,425,924	1,418,949
Net income (loss) from continuing operations	(30,608)	80,262	(27,203)	(7,751)	(3,019)	38,977	(5,109)	2,023	14,700	32,872	(79,140)
Net income (loss) from discontinued operations			(12,023)	(27,123)	(16,402)	33,191	17,407	(30,472)	(39,146)	3,724	31,872
Net income (loss)	$ (30,608)	$ 80,262	$ (39,226)	$ (34,874)	$ (19,421)	$ 72,168	$ 12,298	$ (28,449)	$ (24,446)	$ 36,596	$ (47,268)
Basic income (loss) per common share:
Income (loss) from continuing operations	$ (0.42)	$ 1.04	$ (0.36)	$ (0.27)	$ (0.12)	$ 0.45	$ (0.16)	$ (0.05)	$ 0.05	$ 0.15	$ (1.67)
Income (loss) from discontinued operations			(0.16)	(0.41)	(0.26)	0.51	0.28	(0.51)	(0.54)	0.06	0.54
Basic income (loss) per common share	(0.42)	1.04	(0.52)	(0.68)	(0.37)	0.96	0.12	(0.56)	(0.49)	0.21	(1.12)
Diluted income (loss) per common share:
Income (loss) from continuing operations	(0.42)	1.04	(0.36)	(0.27)	(0.12)	0.45	(0.16)	(0.05)	0.05	0.15	(1.67)
Income (loss) from discontinued operations			(0.16)	(0.41)	(0.26)	0.51	0.28	(0.51)	(0.54)	0.06	0.54
Diluted income (loss) per common share	$ (0.42)	$ 1.04	$ (0.52)	$ (0.68)	$ (0.37)	$ 0.96	$ 0.12	$ (0.56)	$ (0.49)	$ 0.21	$ (1.12)